Business segment information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Business Segment Information Details 1
Hong Kong	$ 1,090	$ 1,115
The PRC	11,362	7,184
Total property, plant and equipment	$ 12,452	$ 8,299